NTI (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01		$ 0.01
Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 862.3
Northern Tier Energy GP LLC [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		38.30%
Western Acquisition Holdings, LLC [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
MergerCo HoldCo [Member]
Business Acquisition [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		100.00%
Common Stock [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.01
Common Stock [Member] | Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	17.2
Minimum [Member] | Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Cash payments to acquire business, per unit	$ 15.00
Minimum [Member] | Common Stock [Member] | Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payment of shares to acquire business, per unit	0.2986
Maximum [Member] | Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Cash payments to acquire business, per unit	26.06
Maximum [Member] | Common Stock [Member] | Subsequent Event [Member] | Northern Tier Energy LP [Member]
Business Acquisition [Line Items]
Payment of shares to acquire business, per unit	$ 0.7036